Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Financial Assets and Liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2024	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	873	1,095	-	-	1,968
Trade and other receivables	1,087	-	-	-	1,087
Other financial assets - current	7	28	-	-	35
Other financial assets - non-current	11	332	99	-	442
Current indebtedness	(973)	-	-	-	(973)
Trade payables (see note 22)	(176)	-	-	-	(176)
Accruals (see note 22)	(799)	-	-	-	(799)
Other financial liabilities - current (2)	(75)	(17)	-	(21)	(113)
Long-term indebtedness	(1,847)	-	-	-	(1,847)
Other financial liabilities - non-current (3)	(198)	(34)	-	-	(232)
Total	(2,090)	1,404	99	(21)	(608)

December 31, 2023	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	392	906	-	-	1,298
Trade and other receivables	1,122	-	-	-	1,122
Other financial assets - current	8	58	-	-	66
Other financial assets - non-current	18	263	98	65	444
Current indebtedness	(372)	-	-	-	(372)
Trade payables (see note 22)	(181)	-	-	-	(181)
Accruals (see note 22)	(798)	-	-	-	(798)
Other financial liabilities - current (2)(4)	(463)	(44)	-	-	(507)
Long-term indebtedness	(2,905)	-	-	-	(2,905)
Other financial liabilities - non-current (3)	(227)	(10)	-	-	(237)
Total	(3,406)	1,173	98	65	(2,070)

(1)	Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.
(2)	Includes lease liabilities of $58 million (2023 - $56 million).
(3)	Includes lease liabilities of $198 million (2023- $209 million).
(4)
Includes a commitment to repurchase up to $400 million of shares related to the Company’s pre-defined
plan with its broker to repurchase the Company’s shares during its internal tradi ng
blackout period. See note 25.

Summary of Debt and Related Derivative Instruments
The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value

December 31, 2024	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments

C $1,400 2.239% Notes due 2025	973	21	968	21
$ 500 3.35% Notes due 2026	499	-	491	-
$ 500 5.85% Notes due 2040	493	-	507	-
$ 119 4.50% Notes due 2043 (1)	116	-	94	-
$ 350 5.65% Notes due 2043	342	-	338	-
$ 400 5.50% Debentures due 2035	397	-	401	-
Total	2,820	21	2,799	21
Current portion	973	21
Long-term portion	1,847	-

	Carrying Amount		Fair Value

December 31, 2023	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	130	-	130	-
C $1,400 2.239% Notes due 2025	1,060	(65)	1,026	(65)
$ 242 3.85% Notes due 2024 (2)	242	-	239	-
$ 500 3.35% Notes due 2026	499	-	482	-
$ 500 5.85% Notes due 2040	492	-	519	-
$ 119 4.50% Notes due 2043 (1)	116	-	95	-
$ 350 5.65% Notes due 2043	342	-	346	-
$ 400 5.50% Debentures due 2035	396	-	415	-
Total	3,277	(65)	3,252	(65)
Current portion	372
Long-term portion	2,905	(65)

(1)	Originally issued $350 million of notes, of which the Company redeemed $231 million in October 2018.
(2)	Originally issued $450 million of notes, of which the Company redeemed $208 million in October 2018.

Cross-currency Risk Exposures Interest Rate Swaps
The details of these instruments for the years ended December 31, 2024 and 2023 are set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2025	US$999

Currency Risk Exposures
The carrying amount of debt, all of which is unsecured, was denominated in the following currencies:

	December 31,		December 31,
	2024	2023	2024	2023
	Before Currency Hedging Arrangements		After Currency Hedging Arrangements (1)
Canadian dollar	973	1,060	-	-
U.S. dollar	1,847	2,217	2,841	3,212
	2,820	3,277	2,841	3,212

(1)	Includes fair value adjustments of $5 million and $2 million as of December 31, 2024 and 2023, respectively, associated with the interest related fair value component of hedging instruments.

Fair Value Gains and Losses from Derivative Financial Instruments
Fair value gains and losses from derivative financial instruments recognized in the consolidated income statement and consolidated statement of changes in equity were as follows:

	Year ended December 31,
	2024		2023
	Fair Value Loss Through Earnings	Fair Value Gain Through Equity	Fair Value (Loss) Gain Through Earnings	Fair Value Loss Through Equity
Foreign exchange contracts	(2)	-	(132)	-
Hedging instruments:
Cross currency interest rate swaps - cash flow hedges	(97)	13	29	(8)
Forward interest rate swaps - cash flow hedges	-	-	1	-
	(99)	13	(102)	(8)

Currency Risk- Sensitivity Analysis
The table below shows the impact on earnings that a hypothetical
10
% strengthening of the U.S. dollar against other foreign currencies would have due to changes in fair values of financial instruments as of December 31, 2024.

Increase (decrease) impact on earnings from:	£	€	C$	Other Currencies	Total
Financial assets and liabilities (1)	1	(1)	1	2	3
Receivables under indemnification arrangement	(24)	(1)	-	(2)	(27)
Non-permanent intercompany loans	7	8	63	18	96
Total impact on earnings	(16)	6	64	18	72

(1)	Excludes debt which has been swapped into U.S. dollar obligations.

Disclosure of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The tables below set forth
non-derivative
and derivative financial liabilities by maturity based on the remaining period from December 31, 2024 and 2023, respectively, to the contractual maturity date. The amounts disclosed are the contractual undiscounted cash flows.

December 31, 2024	2025	2026	2027	2028	2029	Thereafter	Total
Notes/debentures (1)	973	500	-	-	-	1,369	2,842
Interest payable (1)	104	84	76	76	76	791	1,207
Debt-related hedges outflows (2)	1,011	-	-	-	-	-	1,011
Debt-related hedges inflows (1)	(984)	-	-	-	-	-	(984)
Trade payables	176	-	-	-	-	-	176
Accruals	799	-	-	-	-	-	799
Lease liabilities	72	60	45	30	24	73	304
Other financial liabilities	34	34	-	-	-	-	68
Total	2,185	678	121	106	100	2,233	5,423

December 31, 2023	2024	2025	2026	2027	2028	Thereafter	Total
Commercial paper	130	-	-	-	-	-	130
Notes/debentures (1)	242	1,062	500	-	-	1,369	3,173
Interest payable (1)	126	105	84	76	76	867	1,334
Debt-related hedges outflows (2)	22	1,011	-	-	-	-	1,033
Debt-related hedges inflows (1)	(24)	(1,074)	-	-	-	-	(1,098)
Trade payables	181	-	-	-	-	-	181
Accruals	798	-	-	-	-	-	798
Lease liabilities	67	59	47	36	24	91	324
Foreign exchange contracts outflows (3)	1,575	-	-	-	-	-	1,575
Foreign exchange contracts inflows (4)	(1,601)	-	-	-	-	-	(1,601)
Other financial liabilities	419	28	-	-	-	-	447
Total	1,935	1,191	631	112	100	2,327	6,296

(1)	Represents contractual cash flows calculated using spot foreign exchange rates as of the period then ended.
(2)	Represents contractual U.S. dollar cash flows.
(3)	Represents contractual cash flows translated at the contract rate.
(4)	Represents contractual cash flows calculated using forward foreign exchange rates as of the period then ended.

Summary of Credit Ratings

	Moody’s	S&P Global Ratings	DBRS Limited	Fitch
Long-term debt	Baa1	BBB+	BBB (high)	BBB+
Commercial paper	P-2	A-2	R-2 (high)	F1
Trend/Outlook	Stable	Stable	Stable	Stable

Net Debt
The following table presents the calculation of net debt:

	December 31,
	2024	2023
Current indebtedness	973	372
Long-term indebtedness	1,847	2,905
Total debt	2,820	3,277
Swaps	21	(65)
Total debt after swaps	2,841	3,212
Remove fair value adjustments for hedges (1)	5	2
Total debt after currency hedging arrangements	2,846	3,214
Remove transaction costs, premiums or discounts, included in the carrying value of debt	22	26
Add: Lease liabilities (current and non-current)	256	265
Less: cash and cash equivalents	(1,968)	(1,298)
Net debt	1,156	2,207

(1)	Represents the interest-related fair value component of hedging instruments that are removed to reflect net cash outflow upon maturity.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
The following reconciles movements of liabilities to cash flows arising from financing activities for the years ended December 31, 2024 and 2023:

	Notes and Debentures	Commercial Paper	Derivative Instruments (Assets) Liabilities	Lease Liabilities	Total Liabilities From Financing Activities
December 31, 2022	3,713	1,048	(42)	235	4,954
Repayments of debt	(600)	-	-	-	(600)
Proceeds from commercial paper	-	9,587	-	-	9,587
Repayments of commercial paper	-	(10,543)	-	-	(10,543)
Payments of lease principal	-	-	-	(58)	(58)
Additional leases	-	-	-	80	80
Foreign exchange movements	29	-	(29)	5	5
Other, net (1)	5	38	6	3	52
December 31, 2023	3,147	130	(65)	265	3,477
Repayments of debt	(290)	-	-	-	(290)
Proceeds from commercial paper	-	3,280	-	-	3,280
Repayments of commercial paper	-	(3,420)	-	-	(3,420)
Payments of lease principal	-	-	-	(63)	(63)
Additional leases	-	-	-	52	52
Acquisitions	48	-	-	6	54
Foreign exchange movements	(88)	-	88	(10)	(10)
Other, net (1)	3	10	(2)	6	17
December 31, 2024	2,820	-	21	256	3,097

(1)	Includes amortization of transaction and discount costs as well as fair value movements on derivatives.

Fair Value Hierarchy
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

December 31, 2024	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts and other securities	-	1,095	-	1,095
Other receivables (1)	-	-	360	360
Financial assets at fair value through earnings	-	1,095	360	1,455
Financial assets at fair value through other comprehensive income (2)	1	-	98	99
Total assets	1	1,095	458	1,554
Liabilities
Derivatives used for hedging (3)	-	(21)	-	(21)
Contingent consideration (4)	-	-	(51)	(51)
Financial liabilities at fair value through earnings	-	(21)	(51)	(72)
Total liabilities	-	(21)	(51)	(72)

December 31, 2023	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts	-	906	-	906
Other receivables (1)	-	-	263	263
Foreign exchange contracts (5)	-	58	-	58
Financial assets at fair value through earnings	-	964	263	1,227
Financial assets at fair value through other comprehensive income (2)	33	-	65	98
Derivatives used for hedging (3)	-	65	-	65
Total assets	33	1,029	328	1,390

Liabilities
Foreign exchange contracts (5)	-	(32)	-	(32)
Contingent consideration (4)	-	-	(22)	(22)
Financial liabilities at fair value through earnings	-	(32)	(22)	(54)
Total liabilities	-	(32)	(22)	(54)

(1)	Receivable under an indemnification arrangement and contingent receivable (see below).

(2)	Investments in entities over which the Company does not have control, joint control or significant influence.

(3)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.

(4)
Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and to purchase shares from minority owners of a subsidiary.

(5)	Related to the management of foreign exchange risk on a portion of the Company’s former indirect investment in LSEG.

Disclosure of Offsetting of Financial Assets	The following table sets forth balances that are subject to master netting arrangements, however there were no offsetting amounts as of December 31, 2024 or 2023.

	$		$		$			$		$
Financial assets		Gross Financial Assets		Gross Financial Liabilities Netted Against Assets		Net Financial Assets in the Consolidated Statement of Financial Position			Related Financial Liabilities Not Netted		Net Amount
Cash and cash equivalents		51		-		51	(1)		-		51
December 31, 2024		51		-		51			-		51

Derivative financial assets		123		-		123	(2)		-		123
Cash and cash equivalents		63		-		63	(1)		-		63
December 31, 2023		186		-		186			-		186

Financial liabilities		Gross Financial Liabilities		Gross Financial Assets Netted Against Liabilities		Net Financial Liabilities in the Consolidated Statement of Financial Position			Related Financial Assets Not Netted		Net Amount
Derivative financial liabilities		21		-		21	(3)		-		21
December 31, 2024		21		-		21			-		21

Derivative financial liabilities		32		-		32	(3)		-		32
December 31, 2023		32		-		32			-		32

(1)	Included within “Cash and cash equivalents” in the consolidated statement of financial position.
(2)	Included within “Other financial assets”, current or non-current as appropriate, in the consolidated statement of financial position.
(3)	Included within “Other financial liabilities”, current or non-current as appropriate, in the consolidated statement of financial position.